LEASES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
LEASES
Lease cost	¥ 18,700	$ 2,674	¥ 19,103	¥ 20,875
Operating lease costs	3,515	503	2,093	10,349
Short-term lease costs	15,185	2,171	17,010	10,526
Cash payments for operating leases	¥ 3,697	$ 529	¥ 2,085	¥ 11,749
Weighted-average remaining lease terms	5 years 10 months 17 days	5 years 10 months 17 days	4 years 8 months 4 days
Weighted average incremental borrowing rates	5.34%	5.34%	6.32%